LIQUIDITY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 2,989,400	$ 1,342,672	$ 5,133,083	$ 3,987,288	$ 6,864,783	$ 6,008,901
Cash used in operating activities			1,923,071	$ (287,784)	7,873,307	6,579,378
Working capital deficit	1,256,808		1,256,808		2,339,052
Accumulated deficit	$ 57,494,917		57,494,917		$ 52,361,834	$ 45,497,051
Net loss			$ 5,133,083